Income Taxes - Schedule of Components of Income before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Income/(loss) before income tax from continuing operations	$ (13,045)	$ (23,459)	$ (28,898)
Foreign
Operating Loss Carryforwards [Line Items]
Income/(loss) before income tax from continuing operations	(3,269)	(8,703)	(6,621)
Switzerland
Operating Loss Carryforwards [Line Items]
Income/(loss) before income tax from continuing operations	$ 16,314	$ (14,756)	$ (22,277)